Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 28, 2012
Snow Capital Hedged Value Fund (Prospectus Summary) | Snow Capital Hedged Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Snow Capital Hedged Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Snow Capital Hedged Value Fund (the "Hedged Value
Fund" or the "Fund") is long-term capital appreciation and protection of investment
		principal with lower volatility than the U.S. equity market.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Hedged Value Fund. You may qualify for sales charge discounts on
Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under "Shareholder Information
- Choosing a Share Class - Sales Charge on Class A Shares," on page 19 of the
Prospectus and under "Sales Charges; Sales Charge Reductions and Waivers - Sales
		Charge on Class A Shares" on page 39.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect
		the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The operating expense limitation agreement discussed in the
		table above is reflected only through June 28, 2015.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you did not redeem your Class C shares, you would pay the following expenses:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Hedged Value Fund invests in domestic equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds ("ETFs") that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to significantly reduce the portfolio's overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as "leveraging," in an amount not to exceed one-third of its total assets, as permitted by the Investment
Company Act of 1940, as amended (the "1940 Act"). The Fund may invest in securities of companies of any size. In addition to domestic securities, the Fund may have up to 25% of its net assets invested directly or indirectly in foreign securities, including investments in emerging markets.

To the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using derivative instruments. Through the Fund's use of options, including covered call options, naked put options, bull and bear spread option trades, put options and index options, the Adviser attempts to enhance equity returns relative to a long-only equity strategy and to lower the overall volatility of the Fund's investment portfolio. The Fund may also use futures contracts in place of options to achieve similar results. The Fund may use an investment in a derivative instrument as a substitute for a comparable market position in the underlying equity security or to attempt to "hedge" or limit the exposure of the Fund's position in an equity security.

In addition to equity securities, the Fund may invest up to 50% of its net assets in debt securities of varying maturities and durations, including securities issued or guaranteed as to principal and interest by the U.S.
Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." However, the Fund will not purchase debt securities rated as in default by an NRSRO.

The Adviser selects investments for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Fund's portfolio typically consists of 30 to 50 equity securities that are weighted according to the Adviser's projected return expectations. In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a
		more attractive investment.
Risk, Heading	rr_RiskHeading	Principal Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Hedged Value Fund. The principal risks of investing in the Fund are:

o Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

o New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

o General Market Risk. Risk that the value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

o Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

o Shares of Other Investment Companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund's direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF's shares may trade at a discount to their net asset value ("NAV") or that an active trading market for an ETF's shares may not develop or be maintained.

o Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

o Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

o Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

o Foreign Securities and Emerging Markets Risks. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o Debt Securities Risks. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may "call," or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

o Junk Bonds Risk. Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities.

o U.S. Government and U.S. Agency Obligations Risk. The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

o Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

o Short Sale Risk. Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may result in the
  Fund's investment performance suffering if it is required to close out a short position earlier than it had intended. This would occur if the lender required the Fund to deliver the securities it borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

o Leverage Risk. The risk that, because the Fund may borrow money from banks or other financial institutions to purchase securities, the Fund's exposure to fluctuations in the prices of these securities is increased in relation to the extent of its leverage.

o Tax Risk. Certain of the Fund's investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund, which may
		result in adverse tax consequences for the Fund's shareholders.
Risk, Lose Money	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Hedged Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Snow Capital Hedged Value Fund (Prospectus Summary) | Snow Capital Hedged Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.50%
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.48%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Snow Capital Hedged Value Fund (Prospectus Summary) | Snow Capital Hedged Value Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	9.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.23%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	367
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	823
Snow Capital Hedged Value Fund (Prospectus Summary) | Snow Capital Hedged Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.23%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.58%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	520

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Snow Capital Management L.P. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 1.90%, 2.65% and 1.65% of the Fund's average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least June 28, 2015, and subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.